OTHER ASSETS - Other noncurrent assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Other assets	$ 706.1	$ 633.7
Less current portion of contract assets	(129.4)	(174.9)
Less current portion of contract costs (included in "Other current assets")	(68.5)	(59.9)
Less current portion of equipment installments receivable (included in "Accounts receivable")	(256.9)	(111.6)
Total other assets	$ 251.3	$ 287.3